Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 security	Dec. 31, 2013 security
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 67,300,430	$ 157,246,307
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	47,048,976	14,776,094
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	114,349,406	172,022,401
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	452,533	6,585,989
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	952,678	846,344
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	1,405,211	7,432,333
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more	24	11
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	67.80%	11.40%
FHLB Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	994,818	10,288,110
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,850,690	1,757,640
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	4,845,508	12,045,750
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	5,182	651,608
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	149,310	242,360
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	154,492	893,968
Federal Farm Credit Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	4,435,070
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	5,667,994	931,110
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	5,667,994	5,366,180
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	0	314,930
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	82,006	68,890
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	82,006	383,820
FNMA and FHLMC Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	1,974,930
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0	1,974,930
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	0	18,543
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	0	18,543
SBA Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	27,859,461	12,183,961
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,920,631	3,541,453
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	32,780,092	15,725,414
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	223,070	288,678
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	84,579	30,765
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	307,649	319,443
Tax Exempt Municipal Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,605,319	39,848,206
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,710,586	2,008,272
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	5,315,905	41,856,478
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	16,039	2,556,014
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	29,041	129,974
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	45,080	2,685,988
Equity Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	34,840,832	88,516,030
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	30,899,075	6,436,369
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	65,739,907	94,952,399
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	208,242	2,756,216
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	607,742	372,667
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	815,984	3,128,883
Equity Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		101,250
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		101,250
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses		1,688
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses		$ 1,688